Expense Example {- Growth Portfolio} - 02.28 VIP Growth Portfolio Investor PRO-10 - Growth Portfolio - VIP Growth Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847